Note 19 - Accumulate Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Beginning balance	[1]	$ 2,395
Other comprehensive loss before reclassification	[1]	(994)
Amount reclassified from accumulated other comprehensive income	[1]	(200)
Total other comprehensive (loss) income		(1,194)	[1]	$ (153)	$ 4,785
Ending balance	[1]	$ 1,201		$ 2,395

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.